Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Supplement [Text Block]	trpmsapi_SupplementTextBlock
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

Supplement to Prospectus Dated July 1, 2015

The following information amends the prospectus, dated July 1, 2015, and supersedes the supplement, dated April 14, 2016, for the T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio.

On pages 1-2, the first two paragraphs under "Principal Investment Strategies" are removed and replaced with the following:

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade corporate debt securities. All of the securities purchased by the fund must be rated investment-grade (BBB- or higher, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated (i.e., rated investment-grade by at least one credit rating agency but below investment-grade by another credit rating agency), the higher rating will be used for purposes of this requirement. Any security whose ratings are downgraded after purchase to below investment-grade by all of the major credit rating agencies, or deemed to be below investment-grade by T. Rowe Price, may continue to be held at the adviser’s discretion, although all such downgraded securities are limited to 5% of the fund’s net assets. While the fund’s emphasis will be on bonds issued by U.S. corporations, the fund may also invest in U.S. dollar-denominated debt securities issued by foreign corporations.

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpmsapi_SupplementTextBlock
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

Supplement to Prospectus Dated July 1, 2015

The following information amends the prospectus, dated July 1, 2015, and supersedes the supplement, dated April 14, 2016, for the T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio.

On pages 1-2, the first two paragraphs under "Principal Investment Strategies" are removed and replaced with the following:

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade corporate debt securities. All of the securities purchased by the fund must be rated investment-grade (BBB- or higher, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated (i.e., rated investment-grade by at least one credit rating agency but below investment-grade by another credit rating agency), the higher rating will be used for purposes of this requirement. Any security whose ratings are downgraded after purchase to below investment-grade by all of the major credit rating agencies, or deemed to be below investment-grade by T. Rowe Price, may continue to be held at the adviser’s discretion, although all such downgraded securities are limited to 5% of the fund’s net assets. While the fund’s emphasis will be on bonds issued by U.S. corporations, the fund may also invest in U.S. dollar-denominated debt securities issued by foreign corporations.